SUPPLEMENTAL CASH FLOW INFORMATION - Additions to property, plant and equipment, net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flow Statement [Abstract]
Capital expenditures before proceeds on disposition	$ 2,312	$ 2,845
Proceeds on disposition	0	(38)
Capital expenditures	$ 2,312	$ 2,807